As filed electronically with the Securities and Exchange Commission on January 25, 2013

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Registration No. 033-02659	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 169	☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

Amendment No. 170	☐

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.
☑	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 169 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the 25th day of January, 2013.

TRANSAMERICA FUNDS

/s/ Thomas A. Swank
Thomas A. Swank
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 169 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank	Trustee, President and	January 25, 2013
Thomas A. Swank	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	January 25, 2013
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	January 25, 2013
Leo J. Hill*

/s/ David W. Jennings	Trustee	January 25, 2013
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	January 25, 2013
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	January 25, 2013
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	January 25, 2013
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	January 25, 2013
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	January 25, 2013
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	January 25, 2013
John W. Waechter*

/s/ Alan F. Warrick	Trustee	January 25, 2013
Alan F. Warrick*

/s/ Elizabeth Strouse	Vice President, Treasurer and Principal Financial Officer	January 25, 2013
Elizabeth Strouse

/s/ Dennis P. Gallagher		January 25, 2013
*By: Dennis P. Gallagher Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 169 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document